Non-Marketable Equity Securities - Summary of Carrying Value of the Non-marketable Equity Securities (Detail) - USD ($) $ in Thousands	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Initial cost as of April 26, 2021	$ 1,759
Change in fair value	(645)	$ (645)
Balance as of June 30, 2021	$ 1,114	$ 1,114